Award Timing Disclosure	12 Months Ended
Mar. 31, 2026
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Timing of Equity Award Grants
Flex Practice
The Flex Compensation and People Committee approves all equity awards granted to its executive officers on or before the grant date. Annual equity awards are typically granted to executive officers in June following the completion and release of financial results for the preceding fiscal year. The Flex Compensation and People Committee may also grant equity awards at other times during the year due to special circumstances, including to new executive officers upon hire or promotion or a change in an executive officer’s role or scope of responsibilities.
As a matter of good corporate governance, Flex does not grant equity awards in anticipation of the release of material nonpublic information and, in any event, Flex does not time the release of material nonpublic information in coordination with grants of equity awards in a manner that intentionally benefits its executive officers.

Award Timing Method	The Flex Compensation and People Committee approves all equity awards granted to its executive officers on or before the grant date. Annual equity awards are typically granted to executive officers in June following the completion and release of financial results for the preceding fiscal year. The Flex Compensation and People Committee may also grant equity awards at other times during the year due to special circumstances, including to new executive officers upon hire or promotion or a change in an executive officer’s role or scope of responsibilities.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	As a matter of good corporate governance, Flex does not grant equity awards in anticipation of the release of material nonpublic information and, in any event, Flex does not time the release of material nonpublic information in coordination with grants of equity awards in a manner that intentionally benefits its executive officers.
MNPI Disclosure Timed for Compensation Value	false